CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 2,090	$ 1,763
Restricted cash (Note 10c)	20	241
Trade receivables (net of allowance for doubtful accounts of $284 and $146 at December 31, 2010 and 2011, respectively)	4,631	4,701
Other accounts receivable and prepaid expenses (Note 4)	637	539
Total current assets	7,378	7,244
LONG-TERM ASSETS:
Severance pay fund	1,299	1,228
Restricted cash (Note 10c)	499	41
Long-term deposits and long-term assets	84	138
Property and equipment, net (Note 5)	485	448
Intangible assets, net (Note 6)	11	55
Goodwill (Note 7)	5,842	5,870
Total long-term assets	8,220	7,780
Total assets	15,598	15,024
CURRENT LIABILITIES:
Current maturity of convertible debentures (Note 9)		1,521
Trade payables	351	310
Deferred revenues	2,084	1,659
Accrued expenses and other accounts payable (Note 8)	2,480	1,992
Total current liabilities	4,915	5,482
LONG-TERM LIABILITIES:
Convertible debentures (Note 9)		3,804
Accrued severance pay	1,543	1,446
Total long-term liabilities	1,543	5,250
COMMITMENTS, CONTINGENCIES AND CHARGES (Note 10)
SHAREHOLDERS' EQUITY (Note 12):
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at December 31, 2010 and 2011; Issued and outstanding: 9,400,638 and 10,873,558 shares at December 31, 2010 and 2011, respectively	121	103
Additional paid-in capital	34,118	31,363
Accumulated other comprehensive loss	(1,450)	(1,175)
Accumulated deficit	(23,649)	(25,999)
Total shareholders' equity	9,140	4,292
Total liabilities and shareholders' equity	$ 15,598	$ 15,024